Income Tax Expenses (Benefits) (Details) - Schedule of Deferred Components of Income Tax Expense (Benefit) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2021 CNY (¥)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 CNY (¥)	Mar. 31, 2019 CNY (¥)
Schedule of Deferred Components of Income Tax Expense (Benefit) [Abstract]
Current tax expenses (benefits)	¥ (364)		¥ 247	¥ 498
Deferred tax expenses
Total income tax expenses	¥ (364)	$ (55)	¥ 247	¥ 498